SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ 483
Changes in other comprehensive loss before reclassifications	34
Amounts reclassified from accumulated other comprehensive loss to:
Net current-period other comprehensive loss	(126)	$ 1,737	$ (1,525)
Balance	357	483
Unrealized gain (losses) on marketable securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	1
Changes in other comprehensive loss before reclassifications	14
Amounts reclassified from accumulated other comprehensive loss to:
Balance		1
Unrealized gains (losses) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	482
Changes in other comprehensive loss before reclassifications	20
Amounts reclassified from accumulated other comprehensive loss to:
Balance		$ 482
Cost of revenues [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	(27)
Cost of revenues [Member] | Unrealized gain (losses) on marketable securities [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	0
Cost of revenues [Member] | Unrealized gains (losses) on cash flow hedges [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	(27)
Research and development [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	(68)
Research and development [Member] | Unrealized gain (losses) on marketable securities [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	0
Research and development [Member] | Unrealized gains (losses) on cash flow hedges [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	(68)
Sales and marketing [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	(36)
Sales and marketing [Member] | Unrealized gain (losses) on marketable securities [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	0
Sales and marketing [Member] | Unrealized gains (losses) on cash flow hedges [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	(36)
General and administrative [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	(29)
General and administrative [Member] | Unrealized gain (losses) on marketable securities [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	0
General and administrative [Member] | Unrealized gains (losses) on cash flow hedges [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	(29)
Operating expenses [Member] | Unrealized gains (losses) on cash flow hedges [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Net current-period other comprehensive loss	(140)
Balance	342
Financial income, net [Member] | Unrealized gain (losses) on marketable securities [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Net current-period other comprehensive loss	14
Balance	$ 15